Acquisition of Hercules Container Carrier S.A. (M/V Hyundai Premium) - Purchase Price Allocation (Table) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 20, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Gain from bargain purchase		$ 0	$ 0	$ 42,256
Hercules Container Carrier S.A.
Business Acquisition [Line Items]
Vessel	$ 54,000
Above market acquired time charter	19,707
Identifiable assets	73,707
Purchase price	(65,000)
Gain from bargain purchase	$ 8,707